SCHEDULE OF RECONCILIATION OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 415,131	$ 680,549		$ 3,532,199
Long-term restricted cash included in other assets	0	97,600
Total cash, cash equivalents and restricted cash in the statements of cash flows	$ 415,131	$ 778,149	$ 2,207,831	$ 3,532,199	$ 32,007,792